Shareholder Report, Average Annual Return (Details) 193421_Hoya Capital Housing ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Hoya Capital Housing ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hoya Capital Housing ETF NAV
Average Annual Return, Percent	5.36%	8.56%	12.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.99%	14.19%	15.42%
S&P MidCap 400 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Total Return Index
Average Annual Return, Percent	17.24%	9.10%	11.25%